Summary of Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of the consolidated interim financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Use of estimates and assumptions

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Reverse Acquisition

Reverse Acquisition

The Exchange Transaction between the Company and Lithium Harvest was accounted for as a “reverse acquisition” since, immediately following completion of the Exchange Transaction, the Shareholders effectuated control of the post-combination Company. For accounting purposes, Lithium Harvest was deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Lithium Harvest (i.e., a capital transaction involving the issuance of shares by the Company for the shares of Lithium Harvest). Accordingly, the consolidated assets, liabilities and results of operations of Lithium Harvest became the historical financial statements of the Company and its subsidiaries, and the Company’s assets, liabilities and results of operations were consolidated with those of Lithium Harvest beginning on the acquisition date. No step-up in basis or intangible assets or goodwill was recorded in this Exchange Transaction. As a result of the Exchange Transaction, Lithium Harvest became a wholly owned subsidiary of the Company.

Reverse Acquisition

The Exchange Transaction between the Company and Lithium Harvest was accounted for as a “reverse acquisition” since, immediately following completion of the Exchange Transaction, the Shareholders effectuated control of the post-combination Company. For accounting purposes, Lithium Harvest was deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Lithium Harvest (i.e., a capital transaction involving the issuance of shares by the Company for the shares of Lithium Harvest). Accordingly, the consolidated assets, liabilities and results of operations of Lithium Harvest became the historical financial statements of the Company and its subsidiaries, and the Company’s assets, liabilities and results of operations were consolidated with those of Lithium Harvest beginning on the acquisition date. No step-up in basis or intangible assets or goodwill were recorded in this Exchange Transaction. As a result of the Exchange Transaction, Lithium Harvest became a wholly owned subsidiary of the Company.

Consolidation

Consolidation

The accompanying consolidated unaudited interim financial statements include the accounts of the Sustainable Projects Group Inc., Lithium Harvest ApS and YER Brands Inc. All significant intercompany transactions have been eliminated in the consolidation process.

Consolidation

The accompanying consolidated financial statements include the accounts of Sustainable Projects Group Inc., Lithium Harvest ApS and YER Brands Inc. All significant intercompany transactions have been eliminated in the consolidation process.

Operating Leases – Right of Use Assets

In February 2016, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2016-02, Leases (“Topic 842”). The new standard establishes a right-of-use model that requires a lessee to record a right-of-use asset (“ROU asset”) and a lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with an initial term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the term of the lease. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition. Similarly, lessors will be required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract.

The Company adopted the new standard as of April 1, 2023. The Company has elected not to recognize lease assets and lease liabilities for leases with an initial term of 12 months or less. There are no other material asset leases, whether operating or finance, except as indicated below.

Lithium Harvest has one office lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease does not contain renewal periods at the end of the term. The lease is amortized straight line over the entire term of the office lease agreement. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease is classified as an ROU asset under the new standard (Topic 842). The office lease commenced April 1, 2023.

Lithium Harvest has one software lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease has one renewal period of one year at the end of the term. The lease is amortized straight line over the entire term of the software lease. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease was classified as an ROU asset under the new standard (Topic 842). The software lease commenced May 1, 2023.

Lithium Harvest has one equipment lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease does not contain renewal periods at the end of the term. The lease is amortized straight line over the entire term of the equipment lease. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease is classified as an ROU asset under the new standard (Topic 842). The equipment lease commenced June 1, 2023.

Lithium Harvest has one service equipment lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease does not contain renewal periods at the end of the term. The lease is amortized straight line over the entire term of the service equipment lease. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease was classified as an ROU asset under the new standard (Topic 842). The service equipment lease commenced May 10, 2023.

Stock Based Compensation

Stock Based Compensation

The Company follows the guideline under Accounting Standards Codification (“ASC”) 718, “Compensation—Stock Compensation”. The standard provides that for all stock-based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, all share-based payments to both employees and directors are recognized in the statements of operations and consolidated loss based on their fair values. For non-employee stock-based compensation, the Company applies ASC 505-50, “Equity—Equity-Based Payments to Non-Employees.” This standard provides that all stock-based compensation related to non-employees be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever can be most reliably measured or determinable.

Segment Reporting

Segment Reporting

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance of its various businesses on a corporation-wide basis. As of June 30, 2024, the Company has three reportable segments: YER Brands, Sustainable Projects Group and Lithium Harvest. The segments are determined based on several factors including the nature of products and services, nature of production processes and delivery channels and consultancy services. Each operating segment’s performance is evaluated based on its segment income. Segment income is defined as gross sales and miscellaneous income. For the six months ended June 30, 2024 and the year ended December 31, 2023, segment income and total assets were reported as follows:

	For the Six	For the Year
	Months Ended	Ended
	June 30, 2024	December 31, 2023
Sales and miscellaneous income
Sustainable Projects Group	$-	$-
YER Brands	-	-
Lithium Harvest	169,897	251,089
Total Sales	$169,897	$251,089

Total Assets
Sustainable Projects Group	$16,014	$6,090
YER Brands	-	-
Lithium Harvest	1,927,173	3,063,514
Total Assets	$1,943,187	$3,069,604

Segment Reporting

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance of its various businesses on a corporation-wide basis. As of December 31, 2023, the Company has three reportable segments: YER Brands, Sustainable Projects Group and Lithium Harvest. The segments are determined based on several factors including the nature of products and services, nature of production processes and delivery channels and consultancy services. Each operating segment’s performance is evaluated based on its segment income. Segment income is defined as gross sales and miscellaneous income. For the year ended December 31, 2023 and the year ended December 31, 2022, segment income and total assets were reported as follows:

	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022

Sales and miscellaneous income
Sustainable Projects Group	$-	$-
YER Brands	-	-
Lithium Harvest	251,089	-
Total Sales	$251,089	$-

Total Assets at End of Period
Sustainable Projects Group	$6,090	$-
YER Brands	-	-
Lithium Harvest	3,063,514	42,269
Total Assets	$3,069,604	$42,269

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers” (“ASC 606”). The Company recognizes revenue when the Company transfers promised services to the customer. The performance obligation is the monthly services rendered. The Company has one main revenue source at the moment from Lithium Harvest, which is sub-leasing office space with and/or without furniture. Accordingly, the Company recognizes revenue when services are provided. This revenue is billed in advance, arrears and/or is prepaid. The performance obligation is the monthly services rendered. Where there is a sub-leasing contract for office space with and/or without furniture, the Company bills monthly for its services as rendered. Where there is no contract, the revenue is recognized when received.

The Company recognizes revenue in accordance with ASC 606 using the following five steps to identify revenues:

●	identify the contract with a customer;
●	identify the performance obligations in the contract;
●	determine the transaction price;
●	allocate the transaction price to performance obligations in the contract; and
●	recognize revenue as the performance obligation is satisfied.

Revenue Recognition

The Company adopted ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). The Company recognizes revenue when the Company transfers promised services to the customer. The performance obligation is the monthly services rendered. The Company has one main revenue source at the moment from Lithium Harvest, which is sub-leasing office space with and/or without furniture. Accordingly, the Company recognizes revenue when services are provided. This revenue is billed in advance, arrears and/or is prepaid. The performance obligation is the monthly services rendered. Where there is a sub-leasing contract for office space with and/or without furniture, the Company bills monthly for its services as rendered. Where there is no contract, the revenue is recognized when received.

The Company recognizes revenue in accordance with ASC 606 using the following five steps to identify revenues:

●	identify the contract with a customer;
●	identify the performance obligations in the contract;
●	determine the transaction price;
●	allocate the transaction price to performance obligations in the contract; and
●	recognize revenue as the performance obligation is satisfied.

Sub-leasing office

Sub-leasing office

The Company recognizes revenue when the Company transfers promised services to the customer. The performance obligation is the monthly services rendered. The Company has one main revenue source at the moment from Lithium Harvest, which is sub-leasing office space with and/or without furniture. Accordingly, the Company recognizes revenue when services are provided. These revenues are billed in advance, arrears and/or are prepaid. The performance obligation is the monthly services rendered. Where there is a sub-leasing contract for office space with and/or without furniture, the Company bills monthly for its services as rendered.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when or as the performance obligation is satisfied.

Advances from clients’ deposits are contract liabilities with customers that represent our obligation to either transfer goods or services in the future, or refund the amount received. Where possible, we obtain retainers to lessen our risk of non-payment by our customers. Advances from clients’ deposits are recognized as revenue as we meet specified performance obligations as detailed in the contract.

The income earned from sub-leasing office space is recognized as “miscellaneous income”.

Sub-leasing office

The Company recognizes revenue when the Company transfers promised services to the customer. The performance obligation is the monthly services rendered. The Company has one main revenue source at the moment from Lithium Harvest, which is sub-leasing office space with and/or without furniture. Accordingly, the Company recognizes revenue when services are provided. This revenue is billed in advance, arrears and/or is prepaid. The performance obligation is the monthly services rendered. Where there is a sub-leasing contract for office space with and/or without furniture, the Company bills monthly for its services as rendered.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when or as the performance obligation is satisfied.

Advances from client’s deposits are contract liabilities with customers that represent the Company’s obligation to either transfer goods or services in the future, or refund the amount received. Where possible, the Company obtains retainers to lessen risk of non-payment by customers. Advances from client’s deposits are recognized as revenue as the Company meets specified performance obligations as detailed in the contract.

The income earned from sub-leasing office space is recognized as “miscellaneous income”.

Accounts Receivable and Concentration of Risk

Accounts Receivable and Concentration of Risk

Accounts receivable, net is stated at the amount the Company expects to collect, or the net realizable value. The Company provides a provision for allowances that includes returns, allowances and doubtful accounts equal to the estimated uncollectible amounts. The Company estimates its provision for allowances based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the provision for allowances will change.

Accounts Receivable and Concentration of Risk

Accounts receivable, net is stated at the amount the Company expects to collect, or the net realizable value. The Company provides a provision for allowances that includes returns, allowances and doubtful accounts equal to the estimated uncollectible amounts. The Company estimates its provision for allowances based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the provision for allowances will change.

Intangible assets

Intangible assets

Intangible assets are non-monetary identifiable assets, controlled by the Company that will produce future economic benefits, based on reasonable and supportable assumptions about conditions that will exist over the life of the asset. An intangible asset that does not meet these attributes will be recognized as an expense when it is incurred. Intangible assets that do, are capitalized and initially measured at cost. Those with a determinable life will be amortized on a systematic basis over their future economic life. Those with an indefinite useful life shall not be amortized until its useful life is determined to be longer indefinite. An intangible asset subject to amortization shall be periodically reviewed for impairment. A recoverability test will be performed and, if applicable, unscheduled amortization is considered.

License agreements have been capitalized, recorded at cost and amortized over the life of the contracts. Website costs have been capitalized and will be subject to amortization once the website is operational. They will be amortized over the life of the license to which it supports.

Equipment

Equipment

Equipment represents purchases made for assets, whose useful life was determined to be greater than one year. The assets are initially recorded at cost and depreciated over their estimated useful lives on a 3 year straight line basis.

Loss per share

Loss per share

The Company reports basic loss per share in accordance with ASC Topic 260, Earnings Per Share (“ASC 260”). Basic loss per share is based on the weighted average number of common shares outstanding and diluted loss per share is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic loss per share is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Loss per share presented in the financial statements is basic loss per share as defined by ASU 260. There is no diluted net loss per share on the potential exercise of the equity-based financial instruments; thus, a state of anti-dilution has occurred.

Website development costs

Website development costs

The Company recognized the costs associated with developing a website in accordance with ASC 350-50, “Website Development Cost” that codified the American Institute of Certified Public Accountants (“AICPA”) Statement of Position (“SOP”) NO. 98-1, “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use”. Relating to website development costs, the Company follows the guidance pursuant to the Emerging Issues Task Force (EITF) NO. 00-2, “Accounting for Website Development Costs”. The website development costs are divided into three stages, planning, development and production. The development stage can further be classified as application and infrastructure development, graphics development and content development. In short, website development cost for internal use should be capitalized except content input and data conversion costs in content development stage.

Costs associated with the website consist primarily of website development costs paid to third parties. These capitalized costs will be amortized based on their estimated useful life over three years upon the website becoming operational. Internal costs related to the development of website content will be charged to operations as incurred. Website development costs related to the customers are charged to cost of sales.

Concentration of credit risk

Concentration of credit risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars. The Company minimizes its credit risks associated with cash by periodically evaluating the credit quality of its primary financial institution.

Financial instruments

Financial instruments

The Company’s financial instruments consist principally of cash, accounts payable, accrued liabilities and notes payable. The carrying amounts of such financial instruments in the accompanying financial statements approximate their fair values due to their relatively short-term nature or the underlying terms are consistent with market terms. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

Fair value measurements

Fair value measurements

The Company follows the guidelines in ASC Topic 820 “Fair Value Measurements and Disclosures”. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement. All financial instruments approximate their fair value.

Level 1 — Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3 — Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

Advertising and Promotion Costs		Advertising and Promotion Costs The Company follows ASC 720, “Advertising Costs” and expenses costs as incurred.
Credit Losses

Credit Losses

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”. The ASU sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. The Company adopted this ASU with no impact on its financial statements.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes”. Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company adopts new pronouncements relating to GAAP applicable to the Company as they are issued, which may be in advance of their effective date. Management does not believe that any pronouncements not included above will have a material effect on the Company’s consolidated financial statements.

Recently issued accounting pronouncements

The Company adopts new pronouncements relating to GAAP applicable to the Company as they are issued, which may be in advance of their effective date. Management does not believe that any pronouncements not included above will have a material effect on the Company’s consolidated financial statements.

Basis of presentation

Basis of presentation

While the information presented is unaudited, it includes all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cashflows for the interim period presented in accordance with GAAP. All adjustments are of a normal recurring nature. These consolidated interim financial statements should be read in conjunction with the Company’s audited December 31, 2023 year-end financial statements. Operating results for the three and six months ended June 30, 2024 are not necessarily indicative of the results that can be expected for the year ending December 31, 2024.

Restatement of Previously Issued Consolidated Financial Statements

Restatement of Previously Issued Consolidated Financial Statements

The Company restated its Consolidated Interim Balance Sheets as of June 30, 2023, Consolidated Interim Statements of Operations and Comprehensive Loss, Consolidated Interim Statements of Stockholders’ Deficit, Consolidated Interim Statements of Cash Flows and its Notes to the Consolidated Interim Financial Statements for each of the three and six months ended June 30, 2023 and 2022, which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 22, 2023 (the “Original Form 10-Q”). These consolidated interim financial statements were restated to reflect the identification of impairment of goodwill, intellectual property and inventories associated with the Company’s intellectual property related to its YER Brands subsidiary in the three and six months ended June 30, 2023 and 2022. These financial statements include the impairment of inventory, intellectual properties and intangible assets of YER Brands Inc.

1. Restatement of Financial Statements:

The Company restated its financial statements as of and for the three and six months ended June 30, 2023 and 2022, included in its Original Form 10-Q, due to the identification of impairment of goodwill associated with the Company’s intellectual property related to its YER Brands subsidiary. This impairment occurred subsequent to the filing of the Original Form 10-Q, retroactively, and resulted in material adjustments to the consolidated interim financial statements. The impairment assessment was performed in accordance with GAAP.

2. Change in Accounting Treatment of Reverse Acquisition:

The Company revised its accounting treatment for a reverse acquisition that was previously reported in its Original Form 10-Q. Upon further evaluation, the Company determined that prior year adjustments were necessary. The Company impaired goodwill and intellectual property and wrote-off inventory of YER Brands Inc. as of the year ended December 31, 2021.

Operating Leases – Right of Use Assets

Operating Leases – Right of Use Assets

In February 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-02, Leases (“Topic 842”). The new standard establishes a right-of-use model that requires a lessee to record a right-of-use asset (“ROU asset”) and a lease liability on the balance sheet for all leases with terms longer than 12 months. For leases with an initial term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the term of the lease. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition. Similarly, lessors will be required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract.

The Company adopted the new standard as of April 1, 2023. The Company has elected not to recognize lease assets and lease liabilities for leases with an initial term of 12 months or less. There are no other material asset leases, whether operating or finance, except as indicated below.

Lithium Harvest has one office lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease does not contain renewal periods at the end of the term. The lease is amortized straight line over the entire term of the office lease agreement. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease is classified as an ROU asset under the new standard (Topic 842). The office lease commenced April 1, 2023.

Lithium Harvest has one software lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease has one renewal period of one year at the end of the term. The lease is amortized straight line over the entire term of the software lease. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease was classified as an ROU asset under the new standard (Topic 842). The software lease commenced May 1, 2023.

Lithium Harvest has one equipment lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease does not contain renewal periods at the end of the term. The lease is amortized straight line over the entire term of the equipment lease. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease is classified as an ROU asset under the new standard (Topic 842). The equipment lease commenced June 1, 2023.

Lithium Harvest has one service equipment lease. The lease conveys no ownership at the end of the lease term and contains no purchase option nor any guarantee of residual value. The lease does not contain renewal periods at the end of the term. The lease is amortized straight line over the entire term of the service equipment lease. The Company uses an annual interest rate of 10%, or a rate of 2.50% per quarter. This operating lease was classified as an ROU asset under the new standard (Topic 842). The service equipment lease commenced May 10, 2023.

Significant Accounting Policies	Significant Accounting Policies There have been no material changes in the Company’s significant accounting policies previously disclosed in the December 31, 2023 annual report.